Note 13 - Revenue and Government Financing for Research Expenditures (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of disaggregation of revenue from contracts with customers [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018 (1)	2019
Proceeds from collaboration and licensing agreements	32,346	77,178	61,356
of which monalizumab agreement	32,346	61,546	42,541
of which IPH5201 agreement	-	15,632	18,816
Invoicing of research and development costs (IPH5201 and avdoralimab agreements)	-	2,242	6,949
Exchange gains on collaboration agreement	272	465	658
Others	13	7	10
Revenue from collaboration and licensing agreements	32,631	79,892	68,974

Explanation of significant changes in contract assets and contract liabilities [text block]
As of December 31, 2016	167,260
Revenue for the 2017 financial year	(32,346)
As of December 31, 2017	134,914
Restatement related to the first application of IFRS 15	(53,083)
As of January 1, 2018 restated	81,831
Revenue for the 2018 financial year (1)	(61,546)
Increase in deferred revenue resulting from the exercise of the $100M option (2)	85,357
Transfer from collaboration liabilities	(717)
As of December 31, 2018	104,925
Revenue for the 2019 financial year (3)	(42,541)
Transfer from collaboration liabilities	273
As of December 31, 2019	62,657
As of December 31, 2017	-
Restatement related to the first application of IFRS 15	44,751
As of January 1, 2018 restated	44,751
Additions	-
Deductions	(13,095)
As of December 31, 2018 (1)	31,656
Additions	-
Deductions	(10,352)
As of December 31, 2019 (2)	21,304
As of December 31, 2017	-
Upfront payment	43,501
Revenue for the 2018 financial year	(15,632)
As of December 31, 2018	27,869
Revenue for the 2019 financial year	(18,816)
As of December 31, 2019	9,053

Disclosure of variance of deferred revenue [text block]
(in thousands of euro)	Monalizumab
December 31, 2016	167,261
Revenue from the 2017 financial year	(32,346)
December 31, 2017	134,914	(1)
(in thousands of euro)	December 31, 2017 as published		Impact IFRS 15	January 1, 2018 as restated	Proceeds	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2018
Monalizumab	134,914		(53,083)	81,831	85,358	(61,548)	(715)	104,925
IPH5201	-		-	-	43,501	(15,632)	-	27,869
Preclinical molecules	-		-	-	17,400	-	-	17,400
Total	134,914	(1)	(53,083)	81,831	146,259	(77,180)	(715)	150,195	(2)
(in thousands of euro)	December 31, 2018	Recognition in P&L	Transfer from collaboration liabilities	December 31, 2019
Monalizumab	104,925	(42,541)	273	62,657
IPH5201	27,869	(18,816)	-	9,054
Preclinical molecules	17,400	-	-	17,400
Total	150,195	(61,356)	273	89,112	(3)

Disclosure of government financing for research expenditures [text block]
	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Research Tax Credit	11,041	13,527	16,737
Grant	361	533	103
Government financing for research expenditures	11,402	14,060	16,840